Leases - Schedule of Disclosure in Tabular Form of Nature of Companies Leases (Detail)	3 Months Ended
Jul. 31, 2026
Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	1
Range of remaining term	7 years 4 months 24 days
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	1
No. of leases with termination options	1
Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	3
No. of leases with extension options	0
No. of leases with options to purchase	3
No. of leases with variable payments linked to an index	3
No. of leases with termination options	3
Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	9
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	9
No. of leases with termination options	9
Weighted average | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	7 years 4 months 24 days
Weighted average | Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years 8 months 12 days
Weighted average | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years
Bottom of Range | Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years 6 months
Bottom of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	1 year 10 months 24 days
Top of Range | Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years 9 months 18 days
Top of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	4 years 2 months 12 days